Accrued Expenses and Other Liabilities	9 Months Ended
Sep. 30, 2023
Payables and Accruals [Abstract]
Accrued Expenses and Other Liabilities
8.
Accrued Expenses and Other Liabilities

Accrued expenses and other liabilities consisted of the following (in thousands):

	September 30,	December 31,
	2023	2022
Employee compensation and benefits costs	$2,743	$4,178
Research and development expenses	3,036	1,923
Consulting and professional services	1,351	1,215
Other liabilities	283	592
	$7,413	$7,908